Equity - Schedule of Changes in Currency Translation Reserve (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of equity [Line Items]
Opening balance		€ (5,897)	€ (5,759)
Unrealised revaluations	[1]	(1,073)	191
Closing balance		(4,362)	(5,897)	€ (5,759)
Currency translation reserve [member]
Disclosure of equity [Line Items]
Opening balance		(770)	(538)	(741)
Unrealised revaluations		192	(76)	(263)
Realised gains/losses transferred to the statement of profit or loss		0	0	0
Impact of deconsolidation of NN Group				26
Impact of partial divestment of NN Group				8
Impact of IPO NN Group		0	0	0
Exchange rate differences		(1,085)	(156)	432
Closing balance		€ (1,663)	€ (770)	€ (538)

[1]	Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss